LEASE (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASE
Land use rights	¥ 463,992	$ 72,810	¥ 463,992
Less: accumulated amortization	(47,096)	(7,390)	(37,475)
Net carrying value	¥ 416,896	$ 65,420	¥ 426,517